Loans and borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Loans and borrowings
18.	Loans and borrowings

	2022
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.73% to 3.95%	983,138
Long term variable rate debt	2029	4.97% to 6.35%	191,132
Senior convertible notes	2025	14.68%	270,033

			1,444,303
Current maturities			(142,484)

Loans and borrowings long-term			$1,301,819

	2021
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2033	0.97% to 3.70%	896,607
Long-term variable rate debt	2029	0.31% to 1.47%	235,632
Loan payable	2022		50,014
Senior convertible notes	2025	14.68%	243,380

			1,425,633
Current maturities			(196,602)

Loans and borrowings long-term			$1,229,031

Maturities of the loans and borrowings for the next five years are as follows:

2023	142,484
2024	201,979
2025	202,978
2026	361,455
2027	101,387
Thereafter	434,020

$1,444,303

Senior convertible notes
In April 2020, the Company issued Senior Convertible Notes (“notes”) in the total principal amount of $350.0 million maturing on April 15, 2025, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).

The notes are senior, unsecured obligations of the Company and will accrue interest at a rate of 4.50% per annum, payable semi-annually in arrears on April 15 and October 15 of each year.
Noteholders have the right to convert their notes only upon the occurrence of certain events. From and after October 15, 2024, noteholders may convert their notes at any time at their election until the close of business on the second scheduled trading day immediately before the maturity date. The Company will settle conversions by paying or delivering, as applicable, cash, shares of their Class A common stock or a combination of cash and shares of their Class A common stock, at the Company’s election. The initial conversion rate is 19.3564 shares per $1,000 principal amount of notes, which represents an initial conversion price of approximately $51.66 per share of Class A common stock and will be subject to adjustment upon the occurrence of certain events.
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

The Company used the net proceeds from the offering for general corporate purposes.
The notes are redeemable, in whole or in part, for cash at the Company’s option at any time, and from time to time, on or after April 17, 2023 and on or before the 40th scheduled trading day immediately before the maturity date, but only if the last reported sale price per share of the Company’s Class A common stock exceeds 130% of the conversion price for a specified period of time. In addition, the notes are redeemable, in whole and not in part, at the Company’s option in connection with certain changes in tax law at any time. The redemption price will be equal to the principal amount of the notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date, plus a make-whole premium.
The component corresponding to the conversion feature of the notes is recorded an embedded derivative under “Derivative financial instruments” in the consolidated statement of financial position. The fair value of the embedded derivative at initial recognition on April 30, 2020 was $138.4 million.
The Company recorded an unrealized net profit or loss, for the change in the fair value of the embedded derivative as “Net change in fair value of derivatives” in the consolidated statement of profit or loss (see note 28.6):
The impact of the embedded derivative on the consolidated statement of financial position and consolidated statement of profit or loss is, as follows:

	Statement of financial position		Statement of profit or loss
	2022	2021	2022	2021	2020
Derivative financial instrument	$251,150	$268,338	$17,189	$(22,778)	$(107,139)
Long term debt and loan payable
As of December 31, 2022, long-term fixed rate debt included $516.5 million (2021: $548.7 million) and long-term variable debt included $157.8 million corresponding to aircraft acquisitions using JOLCO arrangements (2021: $180.3 million).

As of December 31, 2022 the Company had $466.6 million (2021: $403.2 million) on long-term fixed rate debt and $33.3 million on long-term variable debt of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80%—85% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.
The Company’s Export-Import Bank supported financings are amortized on a quarterly basis, are denominated in U.S. dollars.
The detail of finance cost and income is as follows:

	2022	2021	2020
Finance income -
Interest income on short-term bank deposits	$954	$211	$543
Interest income on investment	17,076	10,638	19,420

	$18,030	$10,849	$19,963

Finance cost -
Interests expense on bank loans	$(30,502)	$(26,817)	$(29,711)
Interests expense on senior convertible notes	(42,403)	(38,301)	(23,571)
Interest on factoring	(5,393)	(1,365)	(256)
Interest on lease liabilities (see note 14)	(7,445)	(7,568)	(10,734)
Unwinding of discount and changes in the discount rate	(1,888)	(2,183)	(8,773)

	$(87,631)	$(76,234)	$(73,045)

Changes in liabilities arising from financing activities:

			Non-cash movements
	2021	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2022
Loans and borrowings	$1,425,633	$(27,038)	$—	$—	$—	$45,708	$1,444,303
Lease liability	178,651	(79,017)	(275)	139,014	—	—	238,373

Total liabilities from financing activities	$1,604,284	$(106,055)	$(275)	$139,014	$—	$45,708	$1,682,676

			Non-cash movements
	2020	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2021
Loans and borrowings	$1,163,900	$210,045	$—	$—	$—	$51,688	$1,425,633
Lease liability	230,510	(80,992)	(348)	30,776	(1,295)	—	178,651

Total liabilities from financing activities	$1,394,410	$129,053	$(348)	$30,776	$(1,295)	$51,688	$1,604,284

The column “Leases” includes the
non-cash
additions to ROU and lease liabilities.
For the year ended December 31, 2022 and 2021 the column “Other” includes non-cash
investing and financing transactions related to the acquisition of new aircraft, and also includes the effect of accrued but not yet paid interest on loans and borrowings.
The Company classifies interest paid as cash flows from operating activities.

For the year ended December 31, 2021, the “Concession
Covid-19”
column discloses the reduction or absence of cash outflows that arise from rent concessions to which the Company has applied the practical expedient.